STOCKBASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Option Member
Stock options outstanding	85,216,000	49,200,000	57,890,000
Weighted average exercise rate	$ 0.008	$ 0.03	$ 0.05
Weighted average contract life	4 years 10 days	2 years 1 month 17 days	1 year 11 months 4 days
Stock option term	10 years
Maximum number of share issue	200,000,000
Aggregate intrinsic value	$ 553,194	$ 0	$ 0
Option Member | August 2, 2023 [Member]
Description related to option	reduce the exercise price of 17,000,000 options from $0.01 to $0.001
Option Member | August 16, 2023 [Member]
Description related to equity exchange transaction with director	Company delivered 20,000,000 options (exercisable at $0.001 per share and expiring August 16, 2028) to a director in exchange for the cancellation of 20,000,000 Price Appreciation Certificates held by this director
Price Appreciation Certificates [Member]
Weighted average contractual life	2 years 10 months 6 days	2 years 3 months 14 days	2 years 6 months 3 days
Exercise price	$ 0.01	$ 0.03	$ 0.03
Weighted average exercise price	689,400,000	589,400,000	550,400,000
Aggregate intrinsic value	$ 0	$ 0	$ 0